Statements of Operations - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Operating costs	$ 1,448	$ 3,445,690
Loss from operations	(1,448)	(3,445,690)
Other income (expense):
Interest income		16,200
Warrant issue costs		(115,404)
Change in fair value of warrants		(3,322,267)
Other income (expense):		(3,421,471)
Net loss	$ (1,448)	$ (6,867,161)
Net loss per ordinary share:
Class A Common Stock – basic and diluted (in Dollars per share)	[1]	$ (0.35)
Class B Common Stock – basic and diluted (in Dollars per share)	$ 0	$ (0.35)
FaZe Clan Inc.
Loss from operations		$ (31,454,000)	$ (24,238,000)
Other income (expense):
Net loss		$ (36,866,000)	$ (28,777,000)
Net loss per common share – basic and diluted (in Dollars per share)		$ (4.28)	$ (3.62)
Weighted-average number of common shares outstanding – basic and diluted (in Shares)		8,619,131	7,941,652
Net loss per ordinary share:
Revenues		$ 52,852,000	$ 37,166,000
Cost of revenues		41,553,000	28,072,000
Gross profit		11,299,000	9,094,000
Operating expenses:
General and administrative		39,401,000	31,975,000
Sales and marketing		3,352,000	1,357,000
Other expense:
Interest expense, net		5,467,000	3,780,000
Other, net		(55,000)	759,000
Total other expense:		$ 5,412,000	$ 4,539,000

[1]	not applicable as there were no Class A Common Stock outstanding in 2020.